WEBs ETF Trust

WEBs SPY Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 46.4%
United States – 46.4%
SPDR S&P 500 ETF Trust(1)	1,851	$1,280,836
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $1,108,318)		1,280,836

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 54.2%
Time Deposits – 54.2%
JPMorgan Chase, New York, 2.98% 02/02/2026(2)	$1,495,753	1,495,753
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,495,753)		1,495,753

TOTAL INVESTMENTS – 100.6%
(Cost - $2,604,071)		2,776,589
OTHER ASSETS LESS LIABILITIES – (0.6)%		(15,435)
NET ASSETS – 100.0%		$2,761,154

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC SPDR S&P 500 ETF Trust	OBFR + 1.25%	Varies(3)	USD	4,016	03/02/2027	$(13,508)

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate